Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Of Oil And Gas Reserves
Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	2021	2020
Property plant and equipment
Opening Balance	3,024	4,262
Additions	459	428
Write-offs	(188)	(197)
Transfers	(1,097)	(494)
Cumulative translation adjustment	(204)	(975)
Closing Balance	1,994	3,024
Intangible Assets (**)	2,576	14,526
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,570	17,550
(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
(**)	The amount of the signature bonuses paid in the Surplus Oil of Transfer of Rights Agreement was transferred from intangible assets to property, plant and equipment after the Búzios Co-participation Agreement came into effect, as described in Note 24.1.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2021	2020	2019
Exploration costs recognized in the statement of income
Geological and geophysical expenses	358	296	477
Exploration expenditures written off (includes dry wells and signature bonuses)	248	456	308
Contractual penalties	47	38	4
Other exploration expenses	34	13	10
Total expenses	687	803	799
Cash used in:			0
Operating activities	393	307	485
Investment activities	555	532	17,265
Total cash used	948	839	17,750

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (*)	2021	2020
Exploratory well costs capitalized for a period of one year	136	118
Exploratory well costs capitalized for a period greater than one year	1,858	2,906
Total capitalized exploratory well costs	1,994	3,024
Number of projects relating to exploratory well costs capitalized for a period greater than one year	22	38

	Capitalized costs (2021)	Number of wells
2020	49	2
2017	39	1
2016 and previous years	1,770	31
Exploratory well costs that have been capitalized for a period greater than one year	1,858	34

(*) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.